Financial Income / Expenses (Details) - Schedule of Financial Income Expenses - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Financial Costs
Interest expense	$ (160,035)	$ (2,130)
Total Financial Costs	(160,035)	(2,130)
Other financial results
Exchange rate difference	(1,386,599)	(12,342)
Change in fair value of Simply Agreement for Future Equity (“SAFE”) - Loss	(313,346)	(860,000)
Investment gain related to money market funds	1,009,318
Change in warrants	778,811
Interest gain (Shareholders loan)	693,027
Inflation adjustment	245,989
Other	3,325
Total Other financial results	1,030,525	(872,342)
Total net financial income / expenses	$ 870,490	$ (874,472)